JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.4%
Alternative Assets — 1.8%
JPMorgan Realty Income Fund Class R6 Shares (a)	2,737	34,047
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	2,120	24,321

Total Alternative Assets		58,368

Fixed Income — 30.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	39,718	493,699
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	20,609	181,355
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,841	14,325
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,643	14,117
JPMorgan High Yield Fund Class R6 Shares (a)	13,734	93,528
JPMorgan Income Fund Class R6 Shares (a)	10,812	99,581
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	3,276	34,631
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	5,014	51,096

Total Fixed Income		982,332

International Equity — 16.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,418	87,532
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,613	63,380
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,715	63,171
JPMorgan International Equity Fund Class R6 Shares (a)	4,311	75,528
JPMorgan International Focus Fund Class R6 Shares (a)	2,072	47,784
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	11,431	190,899

Total International Equity		528,294

U.S. Equity — 49.7%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,134	107,715
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	1,622	103,031
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	5,256	309,933
JPMorgan Large Cap Value Fund Class R6 Shares (a)	12,500	164,126
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	14,087	124,109
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	947	45,968
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	238	13,492
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,393	48,513
JPMorgan U.S. Equity Fund Class R6 Shares (a)	20,534	366,951
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,099	206,785
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,557	108,930

Total U.S. Equity		1,599,553

TOTAL INVESTMENT COMPANIES (Cost $2,462,209)		3,168,547

SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b) (Cost $52,782)	52,782	52,782

Total Investments — 100.0% (Cost $2,514,991)		3,221,329
Other Assets Less Liabilities — 0.0%(c)		707

Net Assets — 100.0%		3,222,036

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,221,329	$—	$—	$3,221,329

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$488,800	$2,931	$—	$—	$1,968	$493,699	39,718	$2,932	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	178,529	1,189	—	—	1,637	181,355	20,609	1,189	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	13,905	129	—	—	291	14,325	1,841	129	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	76,698	—	—	—	10,834	87,532	2,418	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	57,707	—	—	—	5,673	63,380	3,613	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	96,196	5,541	—	—	5,978	107,715	6,134	567	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	61,298	—	—	—	1,873	63,171	2,715	—	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	28,641	204	15,237	(1,268)	1,777	14,117	1,643	204	—
JPMorgan High Yield Fund Class R6 Shares (a)	86,524	4,409	—	—	2,595	93,528	13,734	1,049	—
JPMorgan Income Fund Class R6 Shares (a)	92,158	5,794	—	—	1,629	99,581	10,812	1,233	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	33,920	223	—	—	488	34,631	3,276	222	—
JPMorgan International Equity Fund Class R6 Shares (a)	70,614	—	—	—	4,914	75,528	4,311	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	43,930	—	—	—	3,854	47,784	2,072	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	185,069	—	—	—	5,830	190,899	11,431	—	—
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	99,637	—	6,546	1,189	8,751	103,031	1,622	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	305,298	—	46,143	12,358	38,420	309,933	5,256	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	144,690	12,774	—	—	6,662	164,126	12,500	570	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	48,554	2,347	—	—	195	51,096	5,014	186	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	119,601	—	—	—	4,508	124,109	14,087	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	41,735	—	—	—	4,233	45,968	947	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	—	34,809	—	—	(762)	34,047	2,737	130	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	12,828	—	—	—	664	13,492	238	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	47,522	157	—	—	834	48,513	2,393	156	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	24,041	68	—	—	212	24,321	2,120	68	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	334,653	961	—	—	31,337	366,951	20,534	960	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	54,957	34,224	36,399	—	—	52,782	52,782	13	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	189,258	1,146	—	—	16,381	206,785	7,099	1,146	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	97,001	9,206	—	—	2,723	108,930	3,557	—	—

Total	$3,033,764	$116,112	$104,325	$12,279	$163,499	$3,221,329		$10,754	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.